BLACKROCK FUNDS III

BlackRock LifePath® Dynamic Retirement Fund

BlackRock LifePath® Dynamic 2030 Fund

BlackRock LifePath® Dynamic 2035 Fund

BlackRock LifePath® Dynamic 2040 Fund

BlackRock LifePath® Dynamic 2045 Fund

BlackRock LifePath® Dynamic 2050 Fund

BlackRock LifePath® Dynamic 2055 Fund

BlackRock LifePath® Dynamic 2060 Fund

BlackRock LifePath® Dynamic 2065 Fund

BlackRock LifePath® Dynamic 2070 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated August 28, 2026

to each Fund’s Prospectuses, each dated April 30, 2026, as amended or supplemented to date

Effective immediately, each Prospectus is amended as follows:

The section of the Prospectuses entitled “Details About the Funds—Information About the Underlying Funds—Fixed-Income Funds” is amended to add the following in alphabetical order:

iShares U.S. Intermediate Credit Bond Index Fund

iShares U.S. Intermediate Credit Bond Index Fund seeks to provide investment results that correspond to the total return performance of fixed-income securities, in aggregate, as represented by the Bloomberg U.S. Intermediate Credit Index. Under normal circumstances, at least 90% of the value of iShares U.S. Intermediate Credit Bond Index Fund’s assets, plus the amount of any borrowings for investment purposes, is invested in securities comprising the Bloomberg U.S. Intermediate Credit Index, which, for iShares U.S. Intermediate Credit Bond Index Fund, are considered bonds. iShares U.S. Intermediate Credit Bond Index Fund will provide shareholders with at least 60 days’ notice of any change to this policy. iShares U.S. Intermediate Credit Bond Index Fund attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before fees and expenses and the total return of iShares U.S. Intermediate Credit Bond Index Fund’s benchmark index, the Bloomberg U.S. Intermediate Credit Index. Notwithstanding the factors described below, perfect (100%) correlation would be achieved if the total return of iShares U.S. Intermediate Credit Bond Index Fund’s net assets, before fees and expenses, increased or decreased exactly as the total return of iShares U.S. Intermediate Credit Bond Index Fund’s benchmark index increased or decreased. iShares U.S. Intermediate Credit Bond Index Fund’s ability to match its investment performance to the investment performance of its benchmark index may be affected by, among other things, iShares U.S. Intermediate Credit Bond Index Fund’s expenses, the amount of cash and cash equivalents held by iShares U.S. Intermediate Credit Bond Index Fund, the manner in which the total return of iShares U.S. Intermediate Credit Bond Index Fund’s benchmark index is calculated, the size of iShares U.S. Intermediate Credit Bond Index Fund’s investment portfolio, and the timing, frequency and size of shareholder purchases and redemptions. The Bloomberg U.S. Intermediate Credit Index is a capitalization weighted index that measures the investment grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than one year and less than ten years. It is composed of the Bloomberg U.S. Corporate Index and a non-corporate component that includes non-U.S. agencies, sovereigns, supranationals and local authorities constrained by maturity. The index is rebalanced monthly. There were approximately 6,011 fixed-income securities included in the Bloomberg U.S. Intermediate Credit Index as of December 31, 2025. All securities in the Bloomberg U.S. Intermediate Credit Index are rated investment-grade. iShares U.S. Intermediate Credit Bond Index Fund will be invested and reinvested primarily in U.S. debt securities with maturities greater than one year but less than ten years, with the objective of approximating as closely as practicable the total rate of return of the Bloomberg U.S. Intermediate Credit Index. Under normal circumstances, iShares U.S. Intermediate Credit Bond Index Fund expects to have a dollar-weighted average maturity of three to ten years, although iShares U.S. Intermediate Credit Bond Index Fund’s dollar-weighted average maturity may go below three years to the extent it does so for the benchmark index. iShares U.S. Intermediate Credit Bond Index Fund utilizes sampling techniques that are designed to allow iShares U.S. Intermediate Credit Bond Index Fund to duplicate substantially the investment performance of the Bloomberg U.S. Intermediate Credit Index. However, iShares U.S. Intermediate Credit Bond Index Fund is not expected to track the Bloomberg U.S. Intermediate Credit Index with the same degree of accuracy that complete replication of the Bloomberg U.S. Intermediate Credit Index would provide. No attempt is made to manage iShares U.S. Intermediate Credit Bond Index Fund using economic, financial or market analysis. In addition, at times, the portfolio composition of iShares U.S. Intermediate Credit Bond Index Fund may be altered (or “rebalanced”) to reflect changes in the characteristics of the index that iShares U.S. Intermediate Credit Bond Index Fund tracks. iShares U.S. Intermediate Credit Bond Index Fund also may engage in futures, forwards and options transactions and other derivative securities transactions and lend its portfolio securities, each of which involves risk. iShares U.S. Intermediate Credit Bond Index Fund may use futures contracts, forwards, options and other derivative transactions to manage its short-term liquidity and/or as substitutes for comparable market positions in the securities in its benchmark index. iShares U.S. Intermediate Credit Bond Index Fund may also invest in high-quality money market instruments, including shares of money market funds advised by BFA or its affiliates.

iShares U.S. Intermediate Government Bond Index Fund

iShares U.S. Intermediate Government Bond Index Fund seeks to provide investment results that correspond to the total return performance of fixed-income securities, in aggregate, as represented by the Bloomberg U.S. Government: Intermediate Index. Under normal circumstances, at least 90% of the value of iShares U.S. Intermediate Government Bond Index Fund’s assets, plus the amount of any borrowings for investment purposes, is invested in securities comprising the Bloomberg U.S. Government: Intermediate Index, which, for iShares U.S. Intermediate Government Bond Index Fund, are considered bonds issued or guaranteed by the U.S. Government and its agencies or instrumentalities. iShares U.S. Intermediate Government Bond Index Fund will provide shareholders with at least 60 days’ notice of any change to this policy. iShares U.S. Intermediate Government Bond Index Fund attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before fees and expenses and the total return of iShares U.S. Intermediate Government Bond Index Fund’s benchmark index, the Bloomberg U.S. Government: Intermediate Index. Notwithstanding the factors described below, perfect (100%) correlation would be achieved if the total return of iShares U.S. Intermediate Government Bond Index Fund’s net assets, before fees and expenses, increased or decreased exactly as the total return of iShares U.S. Intermediate Government Bond Index Fund’s benchmark index increased or decreased. iShares U.S. Intermediate Government Bond Index Fund’s ability to match its investment performance to the investment performance of its benchmark index may be affected by, among other things, iShares U.S. Intermediate Government Bond Index Fund’s expenses, the amount of cash and cash equivalents held by iShares U.S. Intermediate Government Bond Index Fund, the manner in which the total return of iShares U.S. Intermediate Government Bond Index Fund’s benchmark index is calculated, the size of iShares U.S. Intermediate Government Bond Index Fund’s investment portfolio, and the timing, frequency and size of shareholder purchases and redemptions. The Bloomberg U.S. Government: Intermediate Index is a capitalization weighted index that measures U.S. dollar-denominated, fixed-rate, nominal U.S. Treasuries and U.S. agency debentures (securities issued by U.S. government owned or government sponsored entities, and debt explicitly guaranteed by the U.S. government) with a maturity equal or greater than one year and less than ten years. The index is rebalanced monthly. There were approximately 463 fixed-income securities included in the Bloomberg U.S. Government: Intermediate Index as of December 31, 2025. All securities in the Bloomberg U.S. Government: Intermediate Index are rated investment-grade. iShares U.S. Intermediate Government Bond Index Fund will be invested and reinvested primarily in U.S. debt securities with maturities greater than one year but less than ten years, with the objective of approximating as closely as practicable the total rate of return of the Bloomberg U.S. Government: Intermediate Index. Under normal circumstances, iShares U.S. Intermediate Government Bond Index Fund expects to have a dollar-weighted average maturity of three to ten years, although iShares U.S. Intermediate Government Bond Index Fund’s dollar-weighted average maturity may go below three years to the extent it does so for the benchmark index. iShares U.S. Intermediate Government Bond Index Fund utilizes sampling techniques that are designed to allow iShares U.S. Intermediate Government Bond Index Fund to duplicate substantially the investment performance of the Bloomberg U.S. Government: Intermediate Index. However, iShares U.S. Intermediate Government Bond Index Fund is not expected to track the Bloomberg U.S. Government: Intermediate Index with the same degree of accuracy that complete replication of the Bloomberg U.S. Government: Intermediate Index would provide. No attempt is made to manage iShares U.S. Intermediate Government Bond Index Fund using economic, financial or market analysis. In addition, at times, the portfolio composition of iShares U.S. Intermediate Government Bond Index Fund may be altered (or “rebalanced”) to reflect changes in the characteristics of the index that iShares U.S. Intermediate Government Bond Index Fund tracks. iShares U.S. Intermediate Government Bond Index Fund also may engage in futures, forwards and options transactions and other derivative securities transactions and lend its portfolio securities, each of which involves risk. iShares U.S. Intermediate Government Bond Index Fund may use futures contracts, forwards, options and other derivative transactions to manage its short-term liquidity and/or as substitutes for comparable market positions in the securities in its benchmark index. iShares U.S. Intermediate Government Bond Index Fund may also invest in high-quality money market instruments, including shares of money market funds advised by BFA or its affiliates.

iShares U.S. Long Government Bond Index Fund

iShares U.S. Long Government Bond Index Fund seeks to provide investment results that correspond to the total return performance of fixed-income securities, in aggregate, as represented by the Bloomberg U.S. Government: Long Index. Under normal circumstances, at least 90% of the value of iShares U.S. Long Government Bond Index Fund’s assets, plus the amount of any borrowings for investment purposes, is invested in securities comprising the Bloomberg U.S. Government: Long Index, which, for iShares U.S. Long Government Bond Index Fund, are considered bonds issued or guaranteed by the U.S. Government and its agencies or instrumentalities. iShares U.S. Long Government Bond Index Fund will provide shareholders with at least 60 days’ notice of any change to this policy. iShares U.S. Long Government Bond Index Fund attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before fees and expenses and the total return of iShares U.S. Long Government Bond Index Fund’s benchmark index, the Bloomberg U.S. Government: Long Index. Notwithstanding the factors described below, perfect (100%) correlation would be achieved if the total return of iShares U.S. Long Government Bond Index Fund’s net assets, before fees and expenses, increased or decreased exactly as the total return of iShares U.S. Long Government Bond Index Fund’s benchmark index increased or decreased. iShares U.S. Long Government Bond Index Fund’s ability to match its investment performance to the investment performance of its benchmark index may be affected by, among other things, iShares U.S. Long Government Bond Index Fund’s expenses, the amount of cash and cash equivalents held by iShares U.S. Long Government Bond Index Fund, the manner in which the total return of iShares U.S. Long Government Bond Index Fund’s benchmark index is calculated, the size of iShares U.S. Long Government Bond Index Fund’s investment portfolio, and the timing, frequency and size of shareholder purchases and redemptions. The Bloomberg U.S. Government: Long Index is a capitalization weighted index that measures U.S. dollar-denominated, fixed-rate, nominal U.S. Treasuries and U.S. agency debentures (securities issued by U.S. government owned or government sponsored entities, and debt explicitly guaranteed by the U.S. government) with a maturity equal or greater than ten years. The index is rebalanced monthly. There were approximately 362 fixed-income securities included in the Bloomberg U.S. Government: Long Index as of December 31, 2025. All securities in the Bloomberg U.S. Government: Long Index are rated investment-grade. iShares U.S. Long Government Bond Index Fund will be invested and reinvested primarily in U.S. debt securities with maturities greater than ten years, with the objective of approximating as closely as practicable the total rate of return of the Bloomberg U.S. Government: Long Index. The dollar-weighted average maturity of iShares U.S. Long Government Bond Index Fund’s portfolio, under normal circumstances, is expected to be more than ten years. iShares U.S. Long Government Bond Index Fund utilizes sampling techniques that are designed to allow iShares U.S. Long Government Bond Index Fund to duplicate substantially the investment performance of the Bloomberg U.S. Government: Long Index. However, iShares U.S. Long Government Bond Index Fund is not expected to track the Bloomberg U.S. Government: Long Index with the same degree of accuracy that complete replication of the Bloomberg U.S. Government: Long Index would provide. No attempt is made to manage

iShares U.S. Long Government Bond Index Fund using economic, financial or market analysis. In addition, at times, the portfolio composition of iShares U.S. Long Government Bond Index Fund may be altered (or “rebalanced”) to reflect changes in the characteristics of the index that iShares U.S. Long Government Bond Index Fund tracks. iShares U.S. Long Government Bond Index Fund also may engage in futures, forwards and options transactions and other derivative securities transactions and lend its portfolio securities, each of which involves risk. iShares U.S. Long Government Bond Index Fund may use futures contracts, forwards, options and other derivative transactions to manage its short-term liquidity and/or as substitutes for comparable market positions in the securities in its benchmark index. iShares U.S. Long Government Bond Index Fund may also invest in high-quality money market instruments, including shares of money market funds advised by BFA or its affiliates.

iShares U.S. Long Credit Bond Index Fund

iShares U.S. Long Credit Bond Index Fund seeks to provide investment results that correspond to the total return performance of fixed-income securities, in aggregate, as represented by the Bloomberg U.S. Long Credit Index. Under normal circumstances, at least 90% of the value of iShares U.S. Long Credit Bond Index Fund’s assets, plus the amount of any borrowings for investment purposes, is invested in securities comprising the Bloomberg U.S. Long Credit Index, which, for iShares U.S. Long Credit Bond Index Fund, are considered bonds. iShares U.S. Long Credit Bond Index Fund will provide shareholders with at least 60 days’ notice of any change to this policy. iShares U.S. Long Credit Bond Index Fund attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before fees and expenses and the total return of iShares U.S. Long Credit Bond Index Fund’s benchmark index, the Bloomberg U.S. Long Credit Index. Notwithstanding the factors described below, perfect (100%) correlation would be achieved if the total return of iShares U.S. Long Credit Bond Index Fund’s net assets, before fees and expenses, increased or decreased exactly as the total return of iShares U.S. Long Credit Bond Index Fund’s benchmark index increased or decreased. iShares U.S. Long Credit Bond Index Fund’s ability to match its investment performance to the investment performance of its benchmark index may be affected by, among other things, iShares U.S. Long Credit Bond Index Fund’s expenses, the amount of cash and cash equivalents held by iShares U.S. Long Credit Bond Index Fund, the manner in which the total return of iShares U.S. Long Credit Bond Index Fund’s benchmark index is calculated, the size of iShares U.S. Long Credit Bond Index Fund’s investment portfolio, and the timing, frequency and size of shareholder purchases and redemptions. The Bloomberg U.S. Long Credit Index is a capitalization weighted index that measures the investment grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity equal or greater than ten years. It is composed of the Bloomberg U.S. Corporate Index and a non-corporate component that includes non-U.S. agencies, sovereigns, supranationals and local authorities constrained by maturity. The index is rebalanced monthly. There were approximately 3,456 fixed-income securities included in the Bloomberg U.S. Long Credit Index as of December 31, 2025. All securities in the Bloomberg U.S. Long Credit Index are rated investment-grade. iShares U.S. Long Credit Bond Index Fund will be invested and reinvested primarily in U.S. debt securities with maturities greater than ten years, with the objective of approximating as closely as practicable the total rate of return of the Bloomberg U.S. Long Credit Index. The dollar-weighted average maturity of iShares U.S. Long Credit Bond Index Fund’s portfolio, under normal circumstances, is expected to be more than ten years. iShares U.S. Long Credit Bond Index Fund utilizes sampling techniques that are designed to allow iShares U.S. Long Credit Bond Index Fund to duplicate substantially the investment performance of the Bloomberg U.S. Long Credit Index. However, iShares U.S. Long Credit Bond Index Fund is not expected to track the Bloomberg U.S. Long Credit Index with the same degree of accuracy that complete replication of the Bloomberg U.S. Long Credit Index would provide. No attempt is made to manage iShares U.S. Long Credit Bond Index Fund using economic, financial or market analysis. In addition, at times, the portfolio composition of iShares U.S. Long Credit Bond Index Fund may be altered (or “rebalanced”) to reflect changes in the characteristics of the index that iShares U.S. Long Credit Bond Index Fund tracks. iShares U.S. Long Credit Bond Index Fund also may engage in futures, forwards and options transactions and other derivative securities transactions and lend its portfolio securities, each of which involves risk. iShares U.S. Long Credit Bond Index Fund may use futures contracts, forwards, options and other derivative transactions to manage its short-term liquidity and/or as substitutes for comparable market positions in the securities in its benchmark index. iShares U.S. Long Credit Bond Index Fund may also invest in high-quality money market instruments, including shares of money market funds advised by BFA or its affiliates.

iShares U.S. Securitized Bond Index Fund

iShares U.S. Securitized Bond Index Fund seeks to provide investment results that correspond to the total return performance of fixed-income securities, in aggregate, as represented by the Bloomberg U.S. Securitized: MBS, ABS, and CMBS Index. Under normal circumstances, at least 90% of the value of iShares U.S. Securitized Bond Index Fund’s assets, plus the amount of any borrowings for investment purposes, is invested in securities comprising the Bloomberg U.S. Securitized: MBS, ABS, and CMBS Index, which, for iShares U.S. Securitized Bond Index Fund, are considered bonds. iShares U.S. Securitized Bond Index Fund will provide shareholders with at least 60 days’ notice of any change to this policy. iShares U.S. Securitized Bond Index Fund attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before fees and expenses and the total return of iShares U.S. Securitized Bond Index Fund’s benchmark index, the Bloomberg U.S. Securitized: MBS, ABS, and CMBS Index. Notwithstanding the factors described below, perfect (100%) correlation would be achieved if the total return of iShares U.S. Securitized Bond Index Fund’s net assets, before fees and expenses, increased or decreased exactly as the total return of iShares U.S. Securitized Bond Index Fund’s benchmark index increased or decreased. iShares U.S. Securitized Bond Index Fund’s ability to match its investment performance to the investment performance of its benchmark index may be affected by, among other things, iShares U.S. Securitized Bond Index Fund’s expenses, the amount of cash and cash equivalents held by iShares U.S. Securitized Bond Index Fund, the manner in which the total return of iShares U.S. Securitized Bond Index Fund’s benchmark index is calculated, the size of iShares U.S. Securitized Bond Index Fund’s investment portfolio, and the timing, frequency and size of shareholder purchases and redemptions. The Bloomberg U.S. Securitized: MBS, ABS, and CMBS Index is a capitalization weighted index that measures all U.S. dollar-denominated, investment grade, securitized issues within the Bloomberg U.S. Aggregate Bond Index. Mortgage-backed securities must have a weighted average maturity of at least one year. Commercial mortgage-backed securities and asset-backed securities must have a remaining average life of at least one year. The index is rebalanced monthly. There were approximately 3,926 fixed-income securities included in the Bloomberg U.S. Securitized: MBS, ABS, and CMBS Index as of December 31, 2025. All securities in the Bloomberg U.S. Securitized: MBS, ABS, and CMBS Index are rated investment-grade. iShares U.S. Securitized Bond Index Fund will be invested and reinvested primarily in U.S. debt securities with maturities greater than ten years, with the objective of approximating as closely as practicable the total rate of return of the Bloomberg U.S. Securitized: MBS, ABS, and CMBS Index. iShares U.S. Securitized Bond Index Fund utilizes sampling techniques that are designed to allow iShares U.S. Securitized Bond Index Fund to duplicate substantially the investment performance of the Bloomberg U.S. Securitized: MBS, ABS, and CMBS Index. However, iShares U.S. Securitized Bond Index Fund is not expected to track the Bloomberg U.S. Securitized: MBS, ABS, and CMBS Index with the same degree of accuracy that complete replication of the Bloomberg U.S. Securitized: MBS, ABS, and CMBS Index would provide. No attempt is made to manage iShares U.S. Securitized Bond Index Fund using economic, financial or market analysis. In addition, at times, the portfolio composition of iShares U.S. Securitized Bond Index Fund may be altered (or “rebalanced”) to reflect changes in the characteristics of the index that iShares U.S. Securitized Bond Index Fund tracks. iShares U.S. Securitized Bond Index Fund also may engage in futures, forwards and options transactions and other derivative securities transactions and lend its portfolio securities, each of which involves risk. iShares U.S. Securitized Bond Index Fund may use futures contracts, forwards, options and other derivative transactions to manage its short-term liquidity and/or as substitutes for comparable market positions in the securities in its benchmark index. iShares U.S. Securitized Bond Index Fund may also invest in high-quality money market instruments, including shares of money market funds advised by BFA or its affiliates.

The section of the Prospectuses entitled “Details About the Funds—Information About the Underlying Funds—Equity ETFs” is amended to add the following in alphabetical order:

iShares Russell 1000 ETF seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities. The fund seeks to track the investment results of the Russell 1000 Index, which measures the performance of the large- and mid-capitalization sectors of the U.S. equity market, as defined by FTSE Russell (“Russell”). The Russell 1000 Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by Russell. The Russell 1000 Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 1,006 largest issuers in the Russell 3000 Index. As of March 31, 2026, the Russell 1000 Index represented approximately 95% of the total market capitalization of the Russell 3000 Index. As of March 31, 2026, a significant portion of the Russell 1000 Index was represented by securities of companies in the consumer goods and services and technology industries or sectors. The components of the Russell 1000 Index are likely to change over time.

Shareholders should retain this Supplement for future reference.

PRO-LPD-0826SUP

6